Summary of Significant Accounting Policies - Intangible Assets (Details) - Software	12 Months Ended
Mar. 31, 2018
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years